CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,387,478	$ 347,867	¥ 1,524,982
Restricted cash-current	812,000	118,312	93,350
Short-term investments	4,587,610	668,436	3,437,707
Accounts receivable (net of allowance for doubtful accounts of RMB62,736 and RMB65,620 as of December 31, 2017 and 2018, respectively)	917,443	133,676	667,750
Prepayments and other current assets	813,403	118,517	657,272
Total current assets	9,517,934	1,386,808	6,381,061
Non-current assets:
Property and equipment, net	1,329,752	193,751	1,351,681
Intangible assets, net	1,099,945	160,267	1,309,566
Land use rights, net	3,610	526	3,688
Goodwill	15,874,220	2,312,947	15,864,655
Restricted cash-non-current	0	0	792,000
Long-term investments	3,365,906	490,429	1,808,601
Long-term prepayments and other non-current assets	639,478	93,174	755,260
Total non-current assets	22,312,911	3,251,094	21,885,451
Total assets	31,830,845	4,637,902	28,266,512
Current liabilities:
Short-term loans	812,794	118,428	75,000
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB171,306 and RMB297,774 as of December 31, 2017 and 2018, respectively)	887,558	129,321	624,300
Deferred revenues (including deferred revenues of the consolidated VIEs without recourse to the Company of RMB872,148 and RMB803,140 as of December 31, 2017 and 2018, respectively)	2,348,333	342,163	2,123,755
Customer advances (including customer advances of the consolidated VIEs without recourse to the Company of RMB288,953 and RMB239,622 as of December 31, 2017 and 2018, respectively)	1,465,169	213,482	1,365,437
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the Company of RMB53,629 and RMB35,583 as of December 31, 2017 and 2018, respectively)	250,231	36,460	186,491
Salary and welfare payable (including salary and welfare payable of the consolidated VIEs without recourse to the Company of RMB233,692 and RMB295,430 as of December 31, 2017 and 2018, respectively)	642,445	93,607	536,831
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB190,498 and RMB312,681 as of December 31, 2017 and 2018, respectively)	878,368	127,982	689,134
Total current liabilities	7,284,898	1,061,443	5,600,948
Non-current liabilities:
Long-term loans	0	0	777,427
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Company of RMB282,603 and RMB246,858 as of December 31, 2017 and 2018, respectively)	283,112	41,251	319,219
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Company of RMB nil as of both December 31, 2017 and 2018)	1,675	244	17,376
Total non-current liabilities	284,787	41,495	1,114,022
Total liabilities	7,569,685	1,102,938	6,714,970
Commitments and contingencies (Note 25)
Mezzanine equity:
Mezzanine classified noncontrolling interests	1,944,397	283,308	1,736,405
Total mezzanine equity	1,944,397	283,308	1,736,405
58.com Inc. shareholders' equity:
Ordinary shares (US$0.00001 par value, 5,000,000,000 (including 4,800,000,000 Class A and 200,000,000 Class B) shares authorized as of both December 31, 2017 and 2018; 293,965,131 (including 245,924,871 Class A and 48,040,260 Class B) and 296,444,579 (including 250,858,415 Class A and 45,586,164 Class B) shares issued and outstanding as of December 31, 2017 and 2018, respectively)	19	3	18
Additional paid-in capital	21,621,665	3,150,377	21,338,787
Retained earnings/(accumulated deficit)	439,514	64,039	(1,689,683)
Accumulated other comprehensive loss	(40,622)	(5,919)	(55,671)
Total 58.com Inc. shareholders' equity	22,020,576	3,208,500	19,593,451
Noncontrolling interests	296,187	43,156	221,686
Total shareholders' equity	22,316,763	3,251,656	19,815,137
Total liabilities, mezzanine equity and shareholders' equity	¥ 31,830,845	$ 4,637,902	¥ 28,266,512